SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 127,190,507	$ 121,252,135
Quoted Prices in Active Markets for Identical Assets (Level 1) | LFC common stock
EBP, Accounting Policy [Line Items]
Investments, at fair value	31,519,256	40,194,948
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Accounting Policy [Line Items]
Investments, at fair value	95,671,251	81,057,187
Significant Other Observable Inputs (Level 2) | LFC common stock
EBP, Accounting Policy [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Accounting Policy [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | LFC common stock
EBP, Accounting Policy [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 0	$ 0